Other disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other disclosures
Restricted net assets	$ 207,182	$ 304,293
Percentage By Which Restricted Net Assets Exceed The Consolidated Net Assets Of The COmpany	25.00%	25.00%